Gain on Sales of Investment Properties (Details) (Real Estate Investments [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate Investments [Member]
Real Estate Properties [Line Items]
Investment property sales (by property)	26	28	25
Proceeds from sales of investment properties	$ 21,800,000	$ 27,200,000	$ 20,500,000
Gain (loss) on sales of investment properties	5,200,000	8,700,000	8,100,000
Excess land sales associated with properties that continue to be owned as part of core operations [Abstract]
Excess land sales (in number of properties)	6
Proceeds from sales of excess land	2,300,000
Gain (loss) on sales of excess land	$ 540,000